Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 25, 2011
Business Acquisition [Line Items]
Current assets	$ 4,212
Property, plant, and equipment	244
Intangible assets	3,716
Goodwill	12,025
Total assets acquired	20,197
Current liabilities	(2,011)
Deferred tax liabilities	(926)
Net assets acquired	17,260
Non-controlling interests	(7,847)
Total consideration	9,413
Less: Consideration payable included in Other Payables	(2,142)
Less: Cash acquired	(741)
Acquisition cost, net of cash received	$ 6,530